Cover	Jun. 09, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this "Amendment") amends the Current Report on Form 8-K of NeuroBo Pharmaceuticals, Inc. (the "Company") filed with the U.S. Securities and Exchange Commission on June 10, 2022 (the "Original Form 8-K"). The Original Form 8-K reported the final voting results of the Company's 2022 annual meeting of stockholders held on June 9, 2022 (the "Annual Meeting"). The sole purpose of this Amendment is to disclose the Company's decision regarding whether advisory votes on the compensation of the Company's named executive officers required by Section 14A(a)(1) of the Securities Exchange Act of 1934 and Rule 14a-21(a) promulgated thereunder (the "Say-on-Pay Vote") should be held every one, two or three years (the "Say-on-Frequency Proposal"). No other changes have been made to the Original Form 8-K.
Document Period End Date	Jun. 09, 2022
Entity File Number	001-37809
Entity Registrant Name	NeuroBo Pharmaceuticals, Inc.
Entity Central Index Key	0001638287
Entity Tax Identification Number	47-2389984
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Berkeley Street
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	857
Local Phone Number	702-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NRBO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false